Quarterly Holdings Report
for
Fidelity® High Income Fund
July 31, 2026
SPH-NPRT1-0926
1.804875.122
Asset-Backed Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Hilton Grand Vacations Trust Series 2026-2A Class D, 6% 3/27/2045 (m)	466,556	452,839
Systima Capital Management LLC Series 2026-SUP1 Class E, 7.1161% 6/27/2033 (g)(m)	549,183	549,182
TOTAL UNITED STATES		1,002,021
TOTAL ASSET-BACKED SECURITIES (Cost $1,003,261)		1,002,021

Bank Loan Obligations - 11.3%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (b)(f)(g)(h)	2,260,563	2,260,563
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 9/30/2026 (b)(f)(g)(h)	1,135,356	1,135,356

TOTAL COLOMBIA		3,395,919
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (f)(g)(h)	4,487,681	4,491,900
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.6156% 5/31/2031 (f)(g)(h)	2,705,899	2,750,438
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7529% 10/31/2027 (f)(g)(h)	257,333	168,295
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 8/30/2028 (f)(g)(h)	5,697,591	3,361,579
SWITZERLAND - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (f)(g)(h)	5,740,613	5,561,218
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (f)(g)(h)	6,764,452	6,563,954

TOTAL SWITZERLAND		12,125,172
UNITED STATES - 10.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7244% 10/3/2031 (f)(g)(h)	777,601	521,319
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9898% 4/3/2031 (f)(g)(h)	6,565,000	5,991,482
		6,512,801
Entertainment - 0.3%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (f)(g)(h)	6,730,000	6,731,683
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (f)(g)(h)	3,868,069	3,577,963
TOTAL COMMUNICATION SERVICES		16,822,447
Consumer Discretionary - 2.4%
Automobiles - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3454% 6/3/2028 (f)(g)(h)	6,441,590	5,974,575
Diversified Consumer Services - 0.1%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1696% 8/19/2030 (f)(g)(h)	3,371,550	3,354,691
Hotels, Restaurants & Leisure - 1.1%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5568% 10/31/2031 (f)(g)(h)	6,766,330	6,517,667
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/1/2028 (f)(g)(h)	8,201,667	7,861,298
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7309% 7/2/2032 (f)(g)(h)	7,529,087	7,186,513
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (f)(g)(h)(k)	322,612	307,933
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 12/30/2026 (b)(f)(g)(h)	14,256,768	9,124,332
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.5843% 12/30/2026 (b)(f)(g)(h)	1,417,593	921,435
		31,919,178
Household Durables - 0.5%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0809% 6/29/2028 (f)(g)(h)	8,557,034	8,143,473
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4754% 10/1/2032 (f)(g)(h)	7,894,215	7,816,536
		15,960,009
Specialty Retail - 0.5%
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4158% 2/23/2029 (f)(g)(h)	7,034,522	6,828,762
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5744% 6/6/2031 (f)(g)(h)	1,835,000	1,461,889
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 3/15/2033 (f)(g)(h)	2,425,000	2,418,671
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3102% 2/26/2033 (f)(g)(h)	1,781,813	1,685,292
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4132% 9/4/2029 (f)(g)(h)	1,807,854	1,679,497
		14,074,111
TOTAL CONSUMER DISCRETIONARY		71,282,564
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (f)(g)(h)	2,722,350	2,565,815
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(f)(g)(h)(i)	80,433	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(f)(g)(h)(i)	23,259	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(f)(g)(h)(i)	179,079	67,822
		67,822
TOTAL CONSUMER STAPLES		2,633,637
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (f)(g)(h)(i)	31,207,931	18,594,622
Financials - 0.3%
Financial Services - 0.1%
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (b)(f)	1,828,750	1,860,753
Insurance - 0.2%
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 2/23/2033 (f)(g)(h)	7,459,330	6,980,665
TOTAL FINANCIALS		8,841,418
Health Care - 0.8%
Health Care Providers & Services - 0.2%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.7322% 6/28/2029 (b)(f)(g)(h)	1,992,043	288,647
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1483% 6/30/2031 (f)(g)(h)	2,115,000	2,116,565
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 12/29/2030 (f)(g)(h)	856,757	718,245
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 3/31/2033 (f)(g)(h)	2,810,000	2,783,418
		5,906,875
Pharmaceuticals - 0.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9809% 10/8/2030 (f)(g)(h)	18,215,660	17,652,614
TOTAL HEALTH CARE		23,559,489
Industrials - 1.9%
Building Products - 0.3%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2894% 8/1/2028 (f)(g)(h)	2,253,930	1,145,740
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (f)(g)(h)	10,778,503	5,422,989
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (f)(g)(h)	5,561,967	2,475,075
		9,043,804
Commercial Services & Supplies - 1.3%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2309% 2/15/2031 (f)(g)(h)	8,840,316	7,788,937
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (f)(g)(h)	8,552,548	6,793,973
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (f)(g)(h)	19,680,735	14,514,542
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (f)(g)(h)	6,205,000	6,164,109
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (f)(g)(h)	3,080,062	3,049,262
		38,310,823
Passenger Airlines - 0.3%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6658% 5/29/2033 (f)(g)(h)	9,150,000	9,077,532
Transportation Infrastructure - 0.0%
Carrix Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 7/27/2033 (f)(g)(h)(j)	433,333	432,250
Carrix Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 7/27/2033 (f)(g)(h)(j)	86,667	86,450
		518,700
TOTAL INDUSTRIALS		56,950,859
Information Technology - 1.1%
IT Services - 0.3%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.5145% 2/12/2029 (f)(g)(h)	659,000	593,100
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0145% 2/10/2028 (f)(g)(h)	7,767,961	7,348,491
		7,941,591
Software - 0.8%
CoreWeave Financing DDTL V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 9/30/2031 (f)(g)(h)(j)	310,000	310,387
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9809% 5/3/2028 (f)(g)(h)	4,956,915	4,800,971
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/31/2028 (f)(g)(h)	19,967,839	19,606,022
		24,717,380
TOTAL INFORMATION TECHNOLOGY		32,658,971
Materials - 2.6%
Chemicals - 2.4%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9822% 12/14/2029 (f)(g)(h)	4,995,000	4,684,611
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (f)(g)(h)	284,264	265,786
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 11/24/2028 (f)(g)(h)	4,760,000	3,570,000
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (f)(g)(h)	11,645,856	10,888,876
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/9/2028 (f)(g)(h)	954,872	881,212
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (f)(g)(h)	9,707,246	9,658,710
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (f)(g)(h)	12,471,867	11,844,408
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7244% 3/15/2029 (f)(g)(h)	11,679,700	11,458,253
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2684% 3/15/2030 (f)(g)(h)	3,896,765	3,570,411
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 8/25/2031 (f)(g)(h)	6,471,446	6,476,817
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2309% 4/4/2033 (f)(g)(h)	4,590,000	4,584,263
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2316% 9/30/2031 (f)(g)(h)	5,398,658	4,131,917
		72,015,264
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.9059% 4/13/2029 (f)(g)(h)	7,745,000	7,555,247
TOTAL MATERIALS		79,570,511
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2309% 3/29/2030 (f)(g)(h)	4,477,805	4,511,389
TOTAL UNITED STATES		315,425,907
TOTAL BANK LOAN OBLIGATIONS (Cost $362,174,723)		341,719,210

Common Stocks - 0.7%
	Shares	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd (b)(c)	121,200	132,279
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
SES SA rights (b)(c)	2,308	9,001
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (b)(c)	7	3,281
TOTAL LUXEMBOURG		12,282
UNITED STATES - 0.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jersey Mike's Subs Inc Class A	11,600	266,800
New Cotai LLC / New Cotai Capital Corp (b)(c)(e)	125,816	1,258
TOTAL CONSUMER DISCRETIONARY		268,058
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Northeast Grocery Inc (b)(c)(e)	12,754	88,003
Southeastern Grocers LLC rights (b)(c)	1,243,047	12
TOTAL CONSUMER STAPLES		88,015
Energy - 0.4%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (b)(c)	47,062	0
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy Inc	13,050	3,439,589
EP Energy Corp (b)(c)	7,975	13,318
Mesquite Energy Inc (b)(c)	523,302	7,980,360
		11,433,267
TOTAL ENERGY		11,433,267
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Anteris Technologies Global Corp (c)	217,800	1,707,552
Health Care Providers & Services - 0.1%
Cano Health LLC (b)(c)	271,705	3
Cano Health LLC warrants 6/28/2029 (b)(c)	14,480	0
ModivCare Inc (b)	109,735	541,871
Surgery Partners Inc (c)(d)	226,600	3,489,640
		4,031,514
TOTAL HEALTH CARE		5,739,066
Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (b)(c)	113,281	3,704,289
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy LLC (b)(c)	105	24
TOTAL UNITED STATES		21,232,719
TOTAL COMMON STOCKS (Cost $22,253,054)		21,377,280

Convertible Corporate Bonds - 2.5%
	Principal Amount (a)	Value ($)
CAMEROON - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd 2.75% 12/15/2030	5,340,000	6,009,681
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 3.125% 3/15/2030	12,855,000	10,129,740
UNITED STATES - 2.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (b)	179,598	111,008
Financials - 0.4%
Financial Services - 0.4%
Redfin Corp 0.5% 4/1/2027	13,167,000	12,640,320
Industrials - 0.2%
Electrical Equipment - 0.2%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (m)	12,165,000	7,273,454
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.2%
MKS Inc 1.25% 6/1/2030	1,392,000	2,850,120
ON Semiconductor Corp 0% 5/1/2027 (n)	1,746,000	2,772,997
		5,623,117
Software - 0.9%
Riot Platforms Inc 0.75% 1/15/2030	6,952,000	10,995,284
Strategy Inc 0% 12/1/2029 (n)	8,870,000	7,805,600
Terawulf Inc 0% 5/1/2032 (m)(n)	5,502,000	6,558,525
		25,359,409
TOTAL INFORMATION TECHNOLOGY		30,982,526
Utilities - 0.3%
Electric Utilities - 0.3%
PG&E Corp 4.25% 12/1/2027	8,879,000	9,105,415
TOTAL UNITED STATES		60,112,723
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $70,139,231)		76,252,144

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Alphabet Inc Series A 6.25%	49,387	2,510,341
Alphabet Inc Series B 6.25%	49,330	2,478,833
TOTAL COMMUNICATION SERVICES		4,989,174
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Whirlpool Corp Series A, 8.5%	89,162	2,929,863
Financials - 0.2%
Financial Services - 0.2%
Acrisure Holdings Inc Series A-2 (b)(c)	194,418	6,256,371
Information Technology - 0.1%
Software - 0.1%
Oracle Corp Series D 6.5%	78,250	3,251,288
TOTAL UNITED STATES		17,426,696
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,456,302)		17,426,696

Non-Convertible Corporate Bonds - 75.5%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Mineral Resources Ltd 6% 5/1/2032 (m)		1,315,000	1,286,260
Mineral Resources Ltd 6.25% 5/1/2034 (m)		1,405,000	1,366,401
Mineral Resources Ltd 7% 4/1/2031 (m)		1,660,000	1,708,253
Mineral Resources Ltd 8.5% 5/1/2030 (m)		3,535,000	3,645,091
Mineral Resources Ltd 9.25% 10/1/2028 (m)		1,653,000	1,700,180

TOTAL AUSTRALIA			9,706,185
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (m)		5,572,000	3,134,250
BRAZIL - 0.6%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Ambipar Lux Sarl 9.875% (i)(m)		13,002,000	4,550,700
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (m)		3,550,000	3,275,159
TOTAL INDUSTRIALS			7,825,859
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (m)		4,528,000	4,527,321
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (g)(m)		6,329,416	6,357,898
TOTAL MATERIALS			10,885,219
TOTAL BRAZIL			18,711,078
CAMEROON - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Golar LNG Ltd 7.5% 10/2/2030 (m)		5,690,000	5,779,845
Golar LNG Ltd 7.75% 9/19/2029 (m)(p)		5,000,000	5,060,150

TOTAL CAMEROON			10,839,995
CANADA - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp 6.625% 10/15/2055 (g)		2,956,000	2,946,381
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (m)		3,060,000	3,052,307
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (m)		2,710,000	2,738,252
TOTAL CONSUMER DISCRETIONARY			5,790,559
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Saturn Oil & Gas Inc 8.5% 7/30/2031 (m)		1,605,000	1,609,449
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (g)		5,362,000	5,658,251
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (g)		424,000	440,970
TOTAL ENERGY			7,708,670
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (m)		587,000	599,744
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 6.75% 6/15/2033 (m)		2,625,000	2,703,666
Bombardier Inc 7.25% 7/1/2031 (m)		2,795,000	2,911,191
TOTAL INDUSTRIALS			5,614,857
Materials - 0.9%
Chemicals - 0.6%
Methanex Corp 5.125% 10/15/2027		11,571,000	11,587,691
Methanex Corp 5.65% 12/1/2044		6,771,000	5,918,573
			17,506,264
Containers & Packaging - 0.3%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (m)		9,065,000	8,187,997
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (m)		2,330,000	2,335,230
TOTAL MATERIALS			28,029,491
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
TransAlta Corp 5.875% 2/1/2034		4,665,000	4,547,639
TransAlta Corp 6.5% 3/15/2040		3,110,000	2,993,375
TOTAL UTILITIES			7,541,014
TOTAL CANADA			58,230,716
COLOMBIA - 0.6%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canacol Energy Ltd 5.75% (i)(m)		19,977,000	6,738,442
Gran Tierra Energy Inc 9.75% 4/15/2031 (d)(m)		5,408,000	4,854,761
TOTAL ENERGY			11,593,203
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (m)		6,045,724	5,671,554
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (m)		1,065,000	1,104,682
TOTAL UTILITIES			6,776,236
TOTAL COLOMBIA			18,369,439
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (m)		2,735,000	2,727,458
FRANCE - 1.6%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Altice France SA 6.5% 10/15/2031 (m)		9,499,999	9,167,324
Altice France SA 6.5% 4/15/2032 (m)		10,456,127	10,120,872
Altice France SA 6.875% 10/15/2030 (m)		4,070,121	3,973,926
Altice France SA 6.875% 7/15/2032 (m)		3,574,939	3,470,546
TOTAL COMMUNICATION SERVICES			26,732,668
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Forvia SE 6.75% 9/15/2033 (m)		3,014,000	2,999,096
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA 7.5% 4/15/2032 (m)		5,140,000	5,366,988
Viridien 10% 10/15/2030 (m)		2,406,000	2,511,394
TOTAL ENERGY			7,878,382
Financials - 0.2%
Financial Services - 0.2%
Iliad Holding SAS 7% 4/15/2032 (m)		3,165,000	3,192,358
Iliad Holding SAS 8.5% 4/15/2031 (m)		3,653,000	3,842,595
TOTAL FINANCIALS			7,034,953
TOTAL FRANCE			44,645,099
GERMANY - 0.5%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF North America Capital Inc 6.75% 4/23/2030 (d)(m)		2,275,000	2,257,642
ZF North America Capital Inc 6.875% 4/23/2032 (d)(m)		2,400,000	2,357,926
ZF North America Capital Inc 7.125% 4/14/2030 (m)		1,440,000	1,449,314
ZF North America Capital Inc 7.5% 3/24/2031 (d)(m)		1,500,000	1,510,460
TOTAL CONSUMER DISCRETIONARY			7,575,342
Industrials - 0.3%
Machinery - 0.3%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)(m)		8,306,000	8,304,955
TOTAL GERMANY			15,880,297
GHANA - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Kosmos Energy Ltd 7.5% 3/1/2028 (m)		6,388,000	6,285,218
Kosmos Energy Ltd 7.75% 5/1/2027 (m)		4,535,000	4,537,358
Kosmos Energy Ltd 8.75% 10/1/2031 (m)		3,735,000	3,263,904
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (g)(m)		10,856,711	11,158,419

TOTAL GHANA			25,244,899
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (m)		10,156,000	10,317,724
GREECE - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Danaos Corp 6.875% 10/15/2032 (m)		2,925,000	2,988,297
GUATEMALA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA 4.5% 4/27/2031 (m)		1,349,000	1,242,870
Millicom International Cellular SA 5.125% 1/15/2028 (m)		2,930,400	2,901,096
Millicom International Cellular SA 7.375% 4/2/2032 (m)		1,720,000	1,759,775

TOTAL GUATEMALA			5,903,741
IRELAND - 0.7%
Financials - 0.7%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (g)		2,952,000	2,966,579
Financial Services - 0.6%
GGAM Finance Ltd 5.875% 3/15/2030 (m)		4,275,000	4,248,281
GGAM Finance Ltd 6.875% 4/15/2029 (m)		3,625,000	3,683,917
GGAM Finance Ltd 8% 6/15/2028 (m)		7,870,000	8,140,689
			16,072,887
TOTAL FINANCIALS			19,039,466
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (m)		1,527,000	1,457,160
TOTAL IRELAND			20,496,626
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		2,087,000	2,079,495
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		2,895,000	2,948,254
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,475,000	1,493,374

TOTAL ISRAEL			6,521,123
LUXEMBOURG - 1.1%
Communication Services - 0.6%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (m)		13,147,000	8,294,979
Altice Financing SA 9.625% 7/15/2027 (m)		3,968,000	2,638,720
			10,933,699
Wireless Telecommunication Services - 0.2%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (m)		8,262,600	8,109,959
TOTAL COMMUNICATION SERVICES			19,043,658
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (m)		2,856,000	3,015,762
Materials - 0.4%
Chemicals - 0.4%
Herens Holdco Sarl 4.75% 5/15/2028 (m)		14,090,000	12,581,892
TOTAL LUXEMBOURG			34,641,312
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (m)		4,541,000	4,520,202
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (m)		1,435,000	1,501,064
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (m)		4,632,000	4,566,523
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (m)		8,130,000	8,235,296
TOTAL PANAMA			12,801,819
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.5% 10/28/2032 (m)		3,690,000	3,807,674
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (b)(i)(p)		200,000	10,000
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (m)		4,922,000	5,130,736
SWITZERLAND - 0.7%
Industrials - 0.3%
Aerospace & Defense - 0.3%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)(m)		4,766,000	4,497,170
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (d)(m)		3,010,000	2,958,140
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)(m)		2,263,000	2,298,085
TOTAL INDUSTRIALS			9,753,395
Materials - 0.4%
Chemicals - 0.4%
Consolidated Energy Finance SA 12% 2/15/2031 (m)		5,231,000	5,464,800
Consolidated Energy Finance SA 5.625% 10/15/2028 (m)		6,600,000	6,374,412
TOTAL MATERIALS			11,839,212
TOTAL SWITZERLAND			21,592,607
UNITED KINGDOM - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Virgin Media Finance PLC 5% 7/15/2030 (m)		2,510,000	1,544,478
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (m)		1,179,000	938,046
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (m)		1,535,000	1,228,881
			2,166,927
TOTAL COMMUNICATION SERVICES			3,711,405
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (m)		3,810,000	3,954,856
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (m)		2,985,000	2,971,738
TOTAL CONSUMER DISCRETIONARY			6,926,594
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (m)		9,206,000	9,077,337
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (m)		3,220,000	3,271,843
TOTAL UTILITIES			12,349,180
TOTAL UNITED KINGDOM			22,987,179
UNITED STATES - 63.4%
Communication Services - 7.7%
Diversified Telecommunication Services - 4.5%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (m)		4,859,000	4,749,714
APLD ComputeCo 3 LLC 7% 6/15/2031 (d)(m)		7,490,000	7,304,810
APLD ComputeCo LLC 9.25% 12/15/2030 (d)(m)		12,127,000	12,888,042
Black Pearl Compute LLC 6.125% 2/15/2031 (m)		2,960,000	2,955,039
Cipher Compute LLC 7.125% 11/15/2030 (d)(m)		2,908,000	2,966,192
Core Scientific Finance I LLC 7.75% 5/15/2031 (m)		10,845,000	10,619,698
Edged Compute LLC 7.5% 4/30/2031 (m)		11,175,000	10,592,739
Flash Compute LLC 7.25% 12/31/2030 (m)		5,635,000	5,690,349
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (m)		9,035,000	9,059,576
Level 3 Financing Inc 6.875% 6/30/2033 (m)		6,600,000	6,678,866
Level 3 Financing Inc 7% 3/31/2034 (m)		2,700,000	2,746,489
Level 3 Financing Inc 7.5% 2/15/2037 (d)(m)		4,210,000	4,181,355
Level 3 Financing Inc 8.5% 1/15/2036 (m)		7,377,000	7,674,899
Lumen Technologies Inc 4.5% 1/15/2029 (m)		630,000	598,500
Meridian Arc Holdco LLC 6.25% 4/30/2031 (m)		10,555,000	10,141,590
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (m)		15,741,000	14,822,026
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (m)		6,312,000	6,117,449
Stingray Compute LLC 6% 6/15/2031 (d)(m)		1,503,000	1,466,291
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (d)(m)		4,459,000	4,140,608
WULF Compute LLC 7.75% 10/15/2030 (d)(m)		5,403,000	5,613,539
Yondr JK 1 LLC 6.875% 6/30/2031 (d)(m)		3,185,000	3,033,437
			134,041,208
Entertainment - 0.4%
AP Core Holdings II LLC 11% 5/15/2031 (m)		4,010,000	4,186,488
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (m)		4,354,000	4,511,497
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (m)		4,299,000	4,528,941
			13,226,926
Interactive Media & Services - 0.3%
Snap Inc 6.875% 3/1/2033 (d)(m)		3,260,000	3,184,447
Snap Inc 6.875% 3/15/2034 (d)(m)		1,485,000	1,438,501
Sopaipilla Investor LLC 7.534% 11/30/2048 (m)		4,626,000	4,794,774
			9,417,722
Media - 2.5%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(m)		3,985,000	3,253,704
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (m)		4,914,000	4,349,525
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (d)		5,806,000	5,007,017
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)(m)		3,500,000	2,977,762
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)(m)		2,330,000	2,035,937
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (d)(m)		1,530,000	1,466,245
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (d)(m)		6,225,000	5,918,043
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (m)		4,505,000	4,646,930
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (m)		2,505,000	2,625,728
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (m)		3,679,000	3,684,861
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (m)		35,000	35,055
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (m)		5,015,000	5,208,193
CMG Media Corp 8.875% 6/18/2029 (m)		955,000	690,949
CSC Holdings LLC 3.375% 2/15/2031 (m)		11,649,000	6,443,707
CSC Holdings LLC 4.125% 12/1/2030 (m)		4,374,000	2,446,384
CSC Holdings LLC 4.5% 11/15/2031 (m)		8,222,000	4,554,216
CSC Holdings LLC 4.625% 12/1/2030 (m)		4,520,000	960,500
EW Scripps Co/The 9.875% 8/15/2030 (m)		3,375,000	2,970,720
Lamar Media Corp 5.375% 11/1/2033 (d)(m)		3,055,000	2,968,740
Nexstar Media Inc 6.5% 9/15/2033 (m)		2,940,000	2,924,932
Univision Communications Inc 8.5% 7/31/2031 (m)		3,538,000	3,530,168
Univision Communications Inc 8.875% 4/15/2033 (m)		2,115,000	2,047,795
Univision Communications Inc 9.375% 8/1/2032 (m)		4,950,000	4,944,230
			75,691,341
TOTAL COMMUNICATION SERVICES			232,377,197
Consumer Discretionary - 8.7%
Automobile Components - 0.8%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (m)		2,335,000	2,322,536
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)(m)		4,405,000	4,337,701
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (m)		4,474,000	4,507,605
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (m)		1,455,000	1,491,950
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (d)(m)		3,710,000	3,776,270
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (m)		4,620,000	4,579,021
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (m)		4,595,000	4,526,955
Hertz Corp/The 5.5% (b)(i)(o)		65,000	0
Hertz Corp/The 6% (b)(i)(o)		85,000	0
Hertz Corp/The 6.25% (b)(i)(o)		60,000	0
Hertz Corp/The 7.125% (b)(i)(o)		85,000	0
			25,542,038
Automobiles - 0.3%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (m)		7,600,000	7,630,758
Broadline Retail - 1.0%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (m)		2,901,520	2,444,175
Saks Global Enterprises LLC 11% (b)(i)(m)		1,603,308	4,008
Wayfair LLC 6.75% 11/15/2032 (d)(m)		3,605,000	3,669,926
Wayfair LLC 7.125% 5/31/2034 (d)(m)		3,135,000	3,220,557
Wayfair LLC 7.25% 10/31/2029 (m)		8,684,000	8,942,654
Wayfair LLC 7.75% 9/15/2030 (m)		9,895,000	10,368,942
			28,650,262
Diversified Consumer Services - 0.9%
Sotheby's 8.25% 4/15/2031 (m)		8,055,000	8,035,012
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (d)(m)		2,855,000	2,754,005
StoneMor Inc 8.5% 5/15/2029 (m)		10,063,000	9,993,635
TKC Holdings Inc 12% 2/15/2031 (m)		1,440,000	1,513,513
TKC Holdings Inc 8.5% 8/15/2030 (m)		4,405,000	4,503,007
			26,799,172
Hotels, Restaurants & Leisure - 2.3%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (d)(m)		5,020,000	4,856,725
Carnival Corp Ltd 5.75% 8/1/2032 (m)		2,995,000	2,967,398
Carnival Corp Ltd 5.875% 6/15/2031 (m)		4,890,000	4,893,897
Carnival Corp Ltd 6.125% 2/15/2033 (m)		2,701,000	2,701,132
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (m)		9,193,000	9,027,656
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (m)		6,102,000	5,521,397
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (m)		2,500,000	2,448,992
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (m)		5,045,000	4,998,575
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (m)		2,980,000	2,952,873
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (m)		1,445,000	1,444,587
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(m)		2,325,000	2,345,290
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (m)		3,005,000	3,011,896
Light & Wonder International Inc 6.25% 10/1/2033 (d)(m)		3,061,000	3,007,432
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (m)		7,020,000	5,740,484
NCL Corp Ltd 6.25% 9/15/2033 (m)		3,025,000	2,875,414
NCL Corp Ltd 6.75% 2/1/2032 (m)		2,740,000	2,685,647
Viking Cruises Ltd 5.875% 10/15/2033 (m)		7,370,000	7,297,665
			68,777,060
Household Durables - 1.4%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (m)		2,555,000	2,453,365
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (m)		1,500,000	1,496,505
Beazer Homes USA Inc 7.5% 3/15/2031 (m)		2,160,000	2,172,601
Beazer Homes USA Inc 8% 1/15/2032 (m)		720,000	734,215
Century Communities Inc 6.625% 9/15/2033 (d)(m)		3,005,000	3,014,866
Dream Finders Homes Inc 6.875% 9/15/2030 (d)(m)		3,386,000	3,304,901
LGI Homes Inc 7% 11/15/2032 (d)(m)		11,042,000	10,762,989
Risewell Homes Inc 8.5% 11/1/2030 (m)		3,005,000	3,065,139
Whirlpool Corp 5.75% 3/1/2034 (d)		651,000	493,230
Whirlpool Corp 6.5% 6/15/2033 (d)		12,419,000	10,523,206
Whirlpool Corp 7.5% 7/1/2031 (m)		1,535,000	1,525,416
Whirlpool Corp 7.875% 7/1/2034 (m)		3,045,000	2,878,741
			42,425,174
Specialty Retail - 2.0%
Advance Auto Parts Inc 1.75% 10/1/2027		1,100,000	1,056,160
Advance Auto Parts Inc 3.5% 3/15/2032 (d)		1,720,000	1,505,593
Advance Auto Parts Inc 3.9% 4/15/2030 (d)		1,610,000	1,505,871
Advance Auto Parts Inc 7% 8/1/2030 (d)(m)		2,920,000	2,991,934
Advance Auto Parts Inc 7.375% 8/1/2033 (d)(m)		9,040,000	9,330,455
Carvana Co 10.25% 5/1/2030 (m)		357,000	381,990
Carvana Co 4.875% 9/1/2029 (m)		2,253,000	2,072,760
Carvana Co 5.5% 4/15/2027 (m)		2,422,000	2,397,780
Carvana Co 5.875% 10/1/2028 (m)		1,267,000	1,228,990
Carvana Co 9% 6/1/2030 pay-in-kind (g)(m)		2,261,502	2,330,991
Carvana Co 9% 6/1/2031 pay-in-kind (g)(m)		4,096,799	4,506,149
Champions Financing Inc 8.75% 2/15/2029 (d)(m)		6,442,000	6,374,394
LBM Acquisition LLC 6.25% 1/15/2029 (m)		5,144,000	3,296,115
Michaels Cos Inc/The 11% 3/15/2034 (m)		5,515,000	5,398,610
Michaels Cos Inc/The 8.5% 3/15/2033 (m)		5,765,000	5,710,960
Staples Inc 10.75% 9/1/2029 (m)		7,229,000	6,917,082
Staples Inc 12.75% 1/15/2030 (m)		4,707,209	3,716,315
			60,722,149
TOTAL CONSUMER DISCRETIONARY			260,546,613
Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)(m)		3,204,000	2,978,892
C&S Group Enterprises LLC 5% 12/15/2028 (m)		3,287,000	3,023,393
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (m)		1,075,000	1,093,006
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (m)		5,792,000	6,032,432
Performance Food Group Inc 5.625% 3/1/2034 (m)		3,515,000	3,409,540
Performance Food Group Inc 6.125% 9/15/2032 (d)(m)		1,505,000	1,509,252
US Foods Inc 4.75% 2/15/2029 (m)		2,800,000	2,758,954
US Foods Inc 5.75% 4/15/2033 (d)(m)		2,585,000	2,557,649
US Foods Inc 6.875% 9/15/2028 (m)		1,455,000	1,484,192
US Foods Inc 7.25% 1/15/2032 (d)(m)		50,000	51,662
			24,898,972
Food Products - 0.6%
Lamb Weston Holdings Inc 4.125% 1/31/2030 (m)		8,425,000	8,021,351
Lamb Weston Holdings Inc 4.375% 1/31/2032 (m)		1,370,000	1,284,068
Post Holdings Inc 6.25% 10/15/2034 (d)(m)		2,836,000	2,757,349
Post Holdings Inc 6.375% 3/1/2033 (d)(m)		1,515,000	1,491,983
Post Holdings Inc 6.5% 3/15/2036 (m)		605,000	590,113
Viking Baked Goods Acquisition Corp 8.625% 11/1/2031 (m)		2,975,000	2,986,002
			17,130,866
TOTAL CONSUMER STAPLES			42,029,838
Energy - 8.5%
Energy Equipment & Services - 0.9%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (m)		6,130,000	5,999,186
Kodiak Gas Services LLC 6.5% 10/1/2033 (m)		2,075,000	2,072,316
Kodiak Gas Services LLC 6.75% 10/1/2035 (m)		2,372,000	2,390,015
Oceaneering International Inc 6.875% 7/15/2034 (d)(m)		3,005,000	3,074,755
Star Holding LLC 8.75% 8/1/2031 (m)		1,380,000	1,409,311
Transocean Aquila Ltd 8% 9/30/2028 (m)		852,308	870,368
Transocean International Ltd 7.875% 10/15/2032 (m)		850,000	885,328
Transocean International Ltd 8.25% 5/15/2029 (m)		2,465,000	2,541,812
Transocean International Ltd 8.5% 5/15/2031 (m)		3,160,000	3,295,501
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (m)		3,045,000	2,996,558
WBI Operating LLC 6.5% 10/15/2033 (m)		1,485,000	1,482,357
			27,017,507
Oil, Gas & Consumable Fuels - 7.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (m)		1,515,000	1,488,039
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (m)		4,570,000	4,479,337
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (m)		1,221,000	1,226,360
California Resources Corp 7% 1/15/2034 (m)		3,320,000	3,251,715
California Resources Corp 7.25% 1/15/2035 (m)		1,505,000	1,487,058
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (m)		2,295,000	2,455,333
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (m)		7,498,000	7,712,293
Cheniere Energy Inc 5.2% 7/30/2036 (m)		7,665,000	7,414,472
Cheniere Energy Inc 6% 7/30/2056 (m)		2,143,000	2,052,599
CITGO Petroleum Corp 8.375% 1/15/2029 (m)		1,405,000	1,443,272
CNX Midstream Partners LP 4.75% 4/15/2030 (m)		4,019,000	3,852,507
CNX Resources Corp 5.875% 3/1/2034 (m)		3,250,000	3,148,743
CNX Resources Corp 7.25% 3/1/2032 (d)(m)		4,305,000	4,427,228
CNX Resources Corp 7.375% 1/15/2031 (m)		1,580,000	1,614,555
Comstock Resources Inc 5.875% 1/15/2030 (d)(m)		4,086,000	3,849,468
Comstock Resources Inc 6.75% 3/1/2029 (m)		4,870,000	4,796,165
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (m)		5,263,000	5,515,824
CVR Energy Inc 7.5% 2/15/2031 (m)		3,100,000	3,140,520
CVR Energy Inc 7.875% 2/15/2034 (m)		1,550,000	1,575,056
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (m)		1,480,000	1,513,523
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (m)		2,200,000	2,283,237
Energy Transfer LP 6.5% 2/15/2056 (g)		1,552,000	1,552,172
Energy Transfer LP 6.55% 1/15/2057 (g)		3,011,000	2,972,786
Energy Transfer LP 6.7% 1/15/2057 (g)		3,011,000	2,966,485
Energy Transfer LP 6.75% 2/15/2056 (g)		297,000	297,921
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034 (d)		1,530,000	1,525,992
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033 (d)		4,121,000	4,287,148
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		2,160,000	2,171,068
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)(m)		1,115,000	1,129,133
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(m)		560,000	583,788
Harvest Midstream I LP 6.75% 5/15/2034 (m)		3,555,000	3,569,152
Harvest Midstream I LP 7.5% 5/15/2032 (m)		1,565,000	1,604,573
Hess Midstream Operations LP 4.25% 2/15/2030 (m)		1,270,000	1,216,039
Hess Midstream Operations LP 5.125% 6/15/2028 (m)		6,630,000	6,602,967
Hess Midstream Operations LP 5.5% 10/15/2030 (m)		1,400,000	1,395,025
Hess Midstream Operations LP 6.5% 6/1/2029 (m)		265,000	269,496
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (m)		1,510,000	1,526,844
Howard Midstream Energy Partners LLC 6.625% 1/15/2035 (m)		4,050,000	4,047,780
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (m)		1,960,000	2,025,983
Kinetik Holdings LP 5.875% 6/15/2030 (d)(m)		3,835,000	3,839,249
Kinetik Holdings LP 6.625% 12/15/2028 (m)		4,290,000	4,361,017
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (m)		4,651,000	4,661,786
Par Petroleum LLC 7.375% 6/1/2034 (m)		3,390,000	3,507,826
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (m)		4,515,000	4,585,217
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (m)		7,594,000	7,881,206
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)(m)		3,653,000	3,913,747
Prairie Acquiror LP 9% 8/1/2029 (m)		840,000	866,475
Rockies Express Pipeline LLC 4.8% 5/15/2030 (m)		1,900,000	1,850,158
Rockies Express Pipeline LLC 4.95% 7/15/2029 (m)		2,849,000	2,810,171
Rockies Express Pipeline LLC 6.75% 3/15/2033 (m)		4,020,000	4,087,106
Rockies Express Pipeline LLC 6.875% 4/15/2040 (m)		1,598,000	1,607,087
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		3,519,000	3,425,878
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028 (d)		5,610,000	5,611,447
Sunoco LP 4.5% 10/1/2029 (m)		1,673,000	1,620,400
Sunoco LP 4.625% 5/1/2030 (d)(m)		7,875,000	7,582,609
Sunoco LP 5.375% 7/15/2031 (d)(m)		3,065,000	3,006,471
Sunoco LP 5.625% 7/15/2034 (m)		3,065,000	2,963,403
Sunoco LP 6.25% 7/1/2033 (d)(m)		3,815,000	3,823,703
Sunoco LP 6.625% 8/15/2032 (d)(m)		810,000	817,701
Sunoco LP 7% 5/1/2029 (m)		1,480,000	1,512,228
Sunoco LP 7.25% 5/1/2032 (m)		1,775,000	1,830,025
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (m)		7,715,000	7,705,885
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (m)		2,020,000	2,005,570
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (m)		8,510,000	8,373,689
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (d)(m)		1,505,000	1,514,348
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (d)(m)		3,180,000	3,230,380
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (m)		5,520,000	5,695,873
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (d)(m)		1,940,000	2,000,781
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (m)		5,780,000	6,049,903
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (m)		2,930,000	3,179,106
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (m)		2,995,000	3,319,215
			227,711,316
TOTAL ENERGY			254,728,823
Financials - 6.4%
Banks - 0.2%
Western Alliance Bancorp CME Term SOFR 3 month Index + 2.25%, 5.9175% 6/15/2031 (d)(g)(h)		5,683,000	5,485,800
Capital Markets - 1.1%
FS KKR Capital Corp 7.5% 8/1/2031		6,045,000	6,055,248
Hightower Holding LLC 6.75% 4/15/2029 (m)		1,437,000	1,431,644
Hightower Holding LLC 9.125% 1/31/2030 (m)		3,695,000	3,829,040
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (m)		3,976,000	3,956,118
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (m)		8,365,000	8,524,930
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (m)		285,000	294,127
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (m)		5,674,000	5,485,594
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)(m)		1,980,000	1,944,684
Resideo Funding II LLC 6.5% 7/15/2032 (m)		1,492,000	1,492,502
			33,013,887
Consumer Finance - 1.6%
Ally Financial Inc 6.646% 1/17/2040 (g)		5,034,000	4,917,250
Ally Financial Inc 6.7% 2/14/2033 (d)		6,655,000	6,783,595
LFS Topco LLC 8.75% 7/15/2030 (d)(m)		4,685,000	4,674,951
Navient Corp 4.875% 3/15/2028 (d)		1,869,000	1,826,816
Navient Corp 5% 3/15/2027		4,269,000	4,249,952
Navient Corp 5.5% 3/15/2029 (d)		1,500,000	1,436,677
Navient Corp 5.625% 8/1/2033 (d)		1,259,000	1,038,691
Navient Corp 7.875% 6/15/2032 (d)		3,474,000	3,254,707
Navient Corp 9.375% 10/15/2031		1,505,000	1,503,427
OneMain Finance Corp 6.125% 5/15/2030 (d)		1,806,000	1,795,153
OneMain Finance Corp 6.5% 3/15/2033		1,505,000	1,469,257
OneMain Finance Corp 6.75% 3/15/2032 (d)		1,185,000	1,179,258
OneMain Finance Corp 6.75% 9/15/2033 (d)		1,525,000	1,500,418
OneMain Finance Corp 7.125% 11/15/2031 (d)		1,698,000	1,720,736
OneMain Finance Corp 7.125% 9/15/2032 (d)		4,335,000	4,380,387
OneMain Finance Corp 7.5% 5/15/2031		1,320,000	1,353,000
SLM Corp 6.495% 5/15/2032 (g)		3,315,000	3,301,811
SLM Corp 6.5% 1/31/2030 (d)		2,800,000	2,832,119
			49,218,205
Financial Services - 2.0%
Block Inc 3.5% 6/1/2031		4,153,000	3,786,425
Block Inc 5.625% 8/15/2030 (m)		2,785,000	2,770,752
Block Inc 6% 8/15/2033 (m)		2,805,000	2,781,687
Block Inc 6.5% 5/15/2032		8,030,000	8,112,741
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)(m)		3,558,000	3,000,034
HA Sustainable Infrastructure Capital Inc 5.95% 7/15/2033 (d)(m)		231,000	228,315
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		4,852,000	4,688,467
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (d)(g)		2,972,000	2,994,730
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (g)		4,548,000	4,774,250
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (m)		2,125,000	2,128,496
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		4,835,000	4,208,964
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		13,268,000	13,183,191
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,020,000	970,336
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		605,000	602,491
Walker & Dunlop Inc 6.625% 4/1/2033 (d)(m)		2,050,000	2,052,833
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (m)		4,325,000	4,502,450
			60,786,162
Insurance - 0.7%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)(m)		4,845,000	4,907,403
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (m)		8,930,000	9,033,821
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (m)		7,150,000	6,514,419
			20,455,643
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (m)		3,005,000	2,984,074
Rithm Capital Corp 8% 4/1/2029 (m)		1,605,000	1,617,492
Rithm Capital Corp 8% 7/15/2030 (m)		2,985,000	2,985,171
Rithm Capital Corp 8.5% 6/1/2031 (m)		1,815,000	1,819,432
Starwood Property Trust Inc 5.75% 1/15/2031 (m)		2,445,000	2,407,911
Starwood Property Trust Inc 5.875% 8/15/2029 (m)		3,230,000	3,235,410
Starwood Property Trust Inc 6% 4/15/2030 (m)		2,495,000	2,501,412
Starwood Property Trust Inc 6.125% 6/1/2031 (d)(m)		1,005,000	1,002,620
Starwood Property Trust Inc 6.5% 10/15/2030 (d)(m)		540,000	547,440
Starwood Property Trust Inc 6.5% 7/1/2030 (d)(m)		3,245,000	3,295,733
Starwood Property Trust Inc 7.25% 4/1/2029 (m)		1,625,000	1,674,403
			24,071,098
TOTAL FINANCIALS			193,030,795
Health Care - 5.8%
Biotechnology - 0.3%
Emergent BioSolutions Inc 3.875% 8/15/2028 (m)		10,696,000	9,814,135
Health Care Equipment & Supplies - 0.0%
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (g)		690,000	688,378
Health Care Providers & Services - 4.7%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(m)		2,922,000	3,013,304
Accendra Health Inc 9% 6/15/2032 (d)(m)		1,955,000	1,865,782
Accendra Health Inc 9.75% 6/15/2033 (m)		10,019,295	6,687,880
Centene Corp 3.375% 2/15/2030		3,245,000	3,001,264
Centene Corp 4.625% 12/15/2029		6,155,000	5,971,195
Charlotte Buyer Inc 8% 6/30/2031 (m)		1,050,000	1,061,506
CHS/Community Health Systems Inc 5.25% 5/15/2030 (m)		10,704,000	9,884,200
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)(m)		5,991,000	5,033,438
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)(m)		3,010,000	3,049,317
CVS Health Corp 6.75% 12/10/2054 (d)(g)		5,272,000	5,431,910
CVS Health Corp 7% 3/10/2055 (g)		7,155,000	7,367,103
DaVita Inc 4.625% 6/1/2030 (m)		6,760,000	6,516,190
DaVita Inc 6.75% 7/15/2033 (d)(m)		4,290,000	4,398,048
DaVita Inc 6.875% 9/1/2032 (d)(m)		4,620,000	4,747,798
Humana Inc 6.625% 9/15/2056 (g)		11,015,000	10,838,443
LifePoint Health Inc 10% 6/1/2032 (m)		2,731,000	2,621,946
Molina Healthcare Inc 6.25% 1/15/2033 (m)		9,580,000	9,473,350
Molina Healthcare Inc 6.5% 2/15/2031 (m)		4,515,000	4,556,515
National Mentor Holdings Inc 10.5% 12/15/2030 (m)		3,960,000	4,176,426
Pediatrix Medical Group Inc 5.375% 2/15/2030 (m)		2,937,000	2,872,375
Surgery Center Holdings Inc 7.25% 4/15/2032 (m)		2,840,000	2,848,845
TEAM Services Holding Inc 9% 2/15/2033 (d)(m)		6,180,000	6,258,467
Tenet Healthcare Corp 4.375% 1/15/2030		2,910,000	2,806,753
Tenet Healthcare Corp 5.5% 11/15/2032 (m)		3,020,000	2,973,456
Tenet Healthcare Corp 6% 11/15/2033 (d)(m)		2,460,000	2,467,869
Tenet Healthcare Corp 6.125% 10/1/2028		4,983,000	4,986,174
Tenet Healthcare Corp 6.125% 6/15/2030 (d)		6,275,000	6,307,386
US Acute Care Solutions LLC 9.75% 5/15/2029 (m)		9,357,000	8,721,091
			139,938,031
Health Care Technology - 0.3%
IQVIA Inc 6.25% 6/1/2032 (d)(m)		5,950,000	6,026,523
IQVIA Inc 6.5% 5/15/2030 (m)		2,080,000	2,119,341
			8,145,864
Pharmaceuticals - 0.5%
1261229 BC Ltd 10% 4/15/2032 (m)		15,490,000	15,834,622
TOTAL HEALTH CARE			174,421,030
Industrials - 8.5%
Aerospace & Defense - 1.3%
Axon Enterprise Inc 6.125% 3/15/2030 (m)		2,940,000	2,974,139
Axon Enterprise Inc 6.25% 3/15/2033 (m)		3,760,000	3,813,266
BWX Technologies Inc 4.125% 6/30/2028 (m)		6,123,000	5,971,681
Carpenter Technology Corp 5.625% 3/1/2034 (m)		4,160,000	4,101,228
Signature Aviation US Holdings Inc 4% 3/1/2028 (m)		150,000	141,750
TransDigm Inc 6% 1/15/2033 (m)		1,525,000	1,524,839
TransDigm Inc 6.125% 7/31/2034 (d)(m)		4,575,000	4,523,615
TransDigm Inc 6.25% 1/31/2034 (m)		990,000	999,730
TransDigm Inc 6.375% 5/31/2033 (m)		8,715,000	8,712,792
TransDigm Inc 6.75% 1/31/2034 (m)		5,095,000	5,177,911
TransDigm Inc 7.125% 12/1/2031 (m)		1,270,000	1,309,929
			39,250,880
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (m)		3,220,000	3,300,951
Building Products - 1.2%
Ameritex Holdco Intermediate LLC 7.625% 8/15/2033 (m)		2,855,000	2,939,422
Builders FirstSource Inc 4.25% 2/1/2032 (m)		2,130,000	1,938,274
Builders FirstSource Inc 6.375% 3/1/2034 (d)(m)		1,630,000	1,599,426
Builders FirstSource Inc 6.75% 5/15/2035 (d)(m)		7,120,000	7,049,220
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (m)		2,615,000	1,344,421
Cornerstone Building Brands Inc 9.5% 8/15/2029 (m)		1,590,000	816,656
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)(m)		6,405,000	6,510,023
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (m)		2,370,000	2,430,752
JH North America Holdings Inc 6.125% 7/31/2032 (m)		460,000	460,359
Standard Building Solutions Inc 5.875% 3/15/2034 (d)(m)		3,035,000	2,914,075
Standard Building Solutions Inc 6.25% 8/1/2033 (d)(m)		6,295,000	6,226,212
Standard Building Solutions Inc 6.5% 8/15/2032 (m)		1,850,000	1,853,539
			36,082,379
Commercial Services & Supplies - 2.0%
ADT Security Corp/The 5.875% 10/15/2033 (d)(m)		3,055,000	2,962,198
Artera Services LLC 8.5% 2/15/2031 (d)(m)		17,599,000	16,031,634
Brand Industrial Services Inc 10.375% 8/1/2030 (m)		10,180,000	8,816,108
CoreCivic Inc 4.75% 10/15/2027		7,084,000	7,084,000
CoreCivic Inc 8.25% 4/15/2029		1,432,000	1,486,678
GEO Group Inc/The 10.25% 4/15/2031		4,401,000	4,746,039
GEO Group Inc/The 8.625% 4/15/2029		4,485,000	4,675,582
Neptune Bidco US Inc 9.5% 2/15/2033 (m)		3,606,000	3,673,338
OT Midco Inc 10% 2/15/2030 (m)		4,646,000	1,742,250
Reworld Holding Corp 4.875% 12/1/2029 (m)		1,630,000	1,546,939
Williams Scotsman Inc 6.625% 4/15/2030 (d)(m)		1,205,000	1,232,103
Williams Scotsman Inc 6.625% 6/15/2029 (m)		2,665,000	2,710,025
			56,706,894
Construction & Engineering - 0.5%
AECOM 6% 8/1/2033 (d)(m)		6,010,000	5,975,699
Amsted Industries Inc 6.375% 3/15/2033 (m)		1,474,000	1,486,611
Granite Construction Inc 6.375% 6/15/2034 (m)		2,015,000	2,009,237
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (m)		6,254,000	6,260,898
			15,732,445
Electrical Equipment - 0.3%
Sensata Technologies BV 4% 4/15/2029 (m)		706,000	679,390
WESCO Distribution Inc 5.25% 4/15/2031 (m)		2,734,000	2,688,462
WESCO Distribution Inc 5.5% 4/15/2034 (m)		4,595,000	4,463,857
WESCO Distribution Inc 6.375% 3/15/2033 (d)(m)		1,485,000	1,509,908
			9,341,617
Ground Transportation - 0.3%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (m)		890,000	888,646
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)(m)		1,940,000	1,930,738
Genesee & Wyoming Inc 6.25% 4/15/2032 (m)		5,500,000	5,531,521
			8,350,905
Industrial Conglomerates - 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (m)		3,985,000	3,880,904
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)(m)		2,640,000	2,728,767
			6,609,671
Machinery - 0.4%
Allison Transmission Inc 5.875% 12/1/2033 (m)		2,970,000	2,926,391
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (g)(m)		5,823,618	6,251,706
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (d)(m)		3,105,000	3,128,288
			12,306,385
Passenger Airlines - 0.5%
Allegiant Travel Co 7.125% 7/1/2031 (d)(m)		4,492,000	4,551,645
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (m)		4,868,000	4,235,860
United Airlines Holdings Inc 4.875% 3/1/2029		4,535,000	4,465,564
United Airlines Holdings Inc 5.375% 3/1/2031 (d)		3,100,000	3,059,384
			16,312,453
Professional Services - 0.1%
CACI International Inc 6.375% 6/15/2033 (m)		4,436,000	4,470,327
Trading Companies & Distributors - 1.4%
FTAI Aviation Investors LLC 7% 5/1/2031 (m)		100,000	102,779
FTAI Aviation Investors LLC 7% 6/15/2032 (m)		1,050,000	1,072,075
FTAI Aviation Investors LLC 7.875% 12/1/2030 (m)		3,205,000	3,339,370
Herc Holdings Inc 5.75% 3/15/2031 (d)(m)		2,030,000	2,009,858
Herc Holdings Inc 6% 3/15/2034 (d)(m)		1,855,000	1,818,698
Herc Holdings Inc 7% 6/15/2030 (d)(m)		4,735,000	4,883,059
Herc Holdings Inc 7.25% 6/15/2033 (d)(m)		4,115,000	4,246,108
QXO Building Products Inc 6.5% 7/15/2031 (m)		2,000,000	2,008,109
QXO Building Products Inc 6.75% 4/30/2032 (d)(m)		9,930,000	10,141,115
QXO Building Products Inc 6.875% 7/15/2034 (d)(m)		2,080,000	2,083,108
Synergy Infrastructure Holdings LLC 7% 7/15/2034 (m)		495,000	499,359
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (m)		1,440,000	1,502,115
United Rentals North America Inc 6.125% 3/15/2034 (d)(m)		5,835,000	5,903,048
			39,608,801
Transportation Infrastructure - 0.2%
Beacon Mobility Corp 7.25% 8/1/2030 (m)		1,460,000	1,506,414
Carrix Inc 6.125% 8/1/2033 (m)		5,535,000	5,509,436
			7,015,850
TOTAL INDUSTRIALS			255,089,558
Information Technology - 3.7%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (m)		3,281,000	3,210,418
Sensata Technologies Inc 3.75% 2/15/2031 (m)		1,370,000	1,274,882
Sensata Technologies Inc 6.625% 7/15/2032 (d)(m)		3,145,000	3,219,687
			7,704,987
IT Services - 1.4%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (m)		10,950,000	10,809,471
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)(m)		3,045,000	3,001,819
CoreWeave Inc 9% 2/1/2031 (d)(m)		15,030,000	13,567,488
CoreWeave Inc 9.25% 6/1/2030 (d)(m)		4,710,000	4,401,761
CoreWeave Inc 9.625% 7/15/2032 (d)(m)		2,435,000	2,179,400
CoreWeave Inc 9.75% 10/1/2031 (m)		7,820,000	7,095,579
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)(m)		1,620,000	1,515,742
			42,571,260
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology Inc 5.875% 10/1/2033 (d)(m)		1,505,000	1,463,930
Entegris Inc 3.625% 5/1/2029 (d)(m)		1,702,000	1,618,553
Entegris Inc 4.75% 4/15/2029 (d)(m)		4,430,000	4,356,086
Entegris Inc 5.95% 6/15/2030 (d)(m)		9,385,000	9,388,116
ON Semiconductor Corp 3.875% 9/1/2028 (m)		4,025,000	3,882,885
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (g)		5,608,937	4,809,663
			25,519,233
Software - 1.0%
Cloud Software Group LLC 9% 9/30/2029 (m)		9,575,000	9,381,123
Oracle Corp 3.6% 4/1/2040		21,790,000	15,074,648
Oracle Corp 5.35% 5/4/2033 (d)		3,070,000	2,884,962
Oracle Corp 5.7% 2/4/2036 (d)		1,547,000	1,432,163
Oracle Corp 6.55% 2/4/2046		1,547,000	1,369,055
			30,141,951
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034		4,045,000	4,009,606
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030		2,565,000	2,611,657
			6,621,263
TOTAL INFORMATION TECHNOLOGY			112,558,694
Materials - 5.7%
Chemicals - 3.0%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (g)(m)		7,576,789	6,061,431
Celanese US Holdings LLC 6.75% 4/15/2033 (d)		7,150,000	7,288,488
Celanese US Holdings LLC 7.375% 2/15/2034 (d)		8,095,000	8,326,882
Celanese US Holdings LLC 7.7% 11/15/2033 (d)(g)		2,055,000	2,175,302
Chemours Co/The 4.625% 11/15/2029 (d)(m)		1,213,000	1,144,686
Chemours Co/The 5.75% 11/15/2028 (m)		5,817,000	5,788,130
Chemours Co/The 7.875% 3/15/2034 (d)(m)		3,770,000	3,668,578
Chemours Co/The 8% 1/15/2033 (d)(m)		3,905,000	3,843,722
CompoSecure Holdings LLC 5.625% 2/1/2033 (d)(m)		6,145,000	5,906,623
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (m)		2,810,560	1,802,709
Mativ Holdings Inc 8% 10/1/2029 (d)(m)		6,327,000	6,264,077
Olin Corp 5% 2/1/2030 (d)		9,230,000	8,864,332
Olin Corp 6.625% 4/1/2033 (d)(m)		5,400,000	5,284,400
Olympus Water US Holding Corp 6.25% 10/1/2029 (m)		5,040,000	4,976,413
Olympus Water US Holding Corp 6.75% 8/1/2032 (d)(m)		4,025,000	3,917,344
Olympus Water US Holding Corp 7.25% 2/15/2033 (d)(m)		6,128,000	6,002,801
Perimeter Holdings LLC 6.25% 1/15/2034 (d)(m)		3,015,000	2,959,836
Tronox Inc 4.625% 3/15/2029 (d)(m)		7,607,000	4,673,805
			88,949,559
Construction Materials - 0.7%
Global Infrastructure Solutions Inc 6.375% 7/15/2034 (m)		4,065,000	4,092,766
Quikrete Holdings Inc 6.375% 3/1/2032 (m)		8,720,000	8,826,419
Quikrete Holdings Inc 6.75% 3/1/2033 (m)		4,171,000	4,226,147
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (m)		3,880,000	3,874,496
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (m)		960,000	1,005,210
			22,025,038
Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (m)		3,840,000	3,645,524
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (m)		1,625,000	1,635,956
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (m)		4,075,000	3,880,632
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(m)		3,142,000	3,002,822
Crown Americas LLC 5.875% 6/1/2033		4,185,000	4,176,480
Graphic Packaging International LLC 3.75% 2/1/2030 (d)(m)		1,600,000	1,491,429
Graphic Packaging International LLC 6.375% 7/15/2032 (d)(m)		2,589,000	2,584,832
			20,417,675
Metals & Mining - 1.4%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (m)		10,362,000	10,661,234
Alumina Pty Ltd 6.375% 9/15/2032 (m)		5,480,000	5,515,691
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(m)		1,079,000	1,081,260
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)(m)		1,530,000	1,546,388
Cleveland-Cliffs Inc 7.625% 1/15/2034 (d)(m)		1,775,000	1,796,105
Commercial Metals Co 3.875% 2/15/2031		1,685,000	1,568,571
Commercial Metals Co 5.75% 11/15/2033 (m)		4,070,000	3,997,443
Commercial Metals Co 6% 12/15/2035 (d)(m)		4,070,000	3,999,593
Kaiser Aluminum Corp 5.875% 3/1/2034 (d)(m)		3,020,000	2,947,345
Novelis Corp 3.875% 8/15/2031 (d)(m)		1,475,000	1,338,846
Novelis Corp 6.375% 8/15/2033 (m)		1,485,000	1,482,286
Novelis Corp 6.875% 1/30/2030 (d)(m)		4,820,000	4,945,436
			40,880,198
TOTAL MATERIALS			172,272,470
Real Estate - 2.7%
Diversified REITs - 0.8%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (m)		8,910,000	8,501,640
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (m)		7,795,000	7,687,918
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (m)		3,730,000	3,809,307
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (m)		3,345,000	3,416,121
			23,414,986
Health Care REITs - 0.7%
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	1,290,000	1,471,636
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		5,330,000	3,637,557
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		3,925,000	3,145,381
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (d)		12,444,000	12,072,314
			20,326,888
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (m)		2,705,000	2,648,951
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (m)		2,890,000	2,940,451
			5,589,402
Real Estate Management & Development - 0.9%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (m)		600,000	604,546
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)(m)		736,000	705,566
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (m)		1,871,000	1,843,353
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (m)		3,310,000	3,546,454
Forestar Group Inc 6.5% 3/15/2033 (d)(m)		4,383,000	4,392,086
Howard Hughes Corp/The 4.125% 2/1/2029 (m)		1,585,000	1,527,789
Howard Hughes Corp/The 4.375% 2/1/2031 (d)(m)		1,350,000	1,261,603
Kennedy-Wilson Inc 7% 6/1/2031 (m)		6,025,000	6,135,281
Kennedy-Wilson Inc 7.25% 6/1/2033 (m)		6,025,000	6,099,349
			26,116,027
Specialized REITs - 0.2%
Millrose Properties Inc 6.25% 9/15/2032 (d)(m)		3,025,000	3,022,442
Millrose Properties Inc 6.375% 8/1/2030 (m)		3,010,000	3,032,253
			6,054,695
TOTAL REAL ESTATE			81,501,998
Utilities - 4.3%
Electric Utilities - 3.8%
Clearway Energy Operating LLC 3.75% 1/15/2032 (m)		670,000	601,434
Clearway Energy Operating LLC 3.75% 2/15/2031 (m)		6,965,000	6,388,981
Clearway Energy Operating LLC 4.75% 3/15/2028 (m)		1,030,000	1,016,520
Clearway Energy Operating LLC 5.75% 1/15/2034 (m)		2,370,000	2,285,275
Edison International 4.8% 3/15/2031		3,064,000	2,962,818
Edison International 6.25% 3/15/2030		2,773,000	2,837,603
Edison International 7.875% 6/15/2054 (g)		2,935,000	3,028,803
Edison International 8.125% 6/15/2053 (g)		2,370,000	2,424,728
Hawaiian Electric Co Inc 6% 10/1/2033 (d)(m)		2,210,000	2,168,013
NRG Energy Inc 3.625% 2/15/2031 (m)		680,000	626,571
NRG Energy Inc 3.875% 2/15/2032 (m)		5,000	4,573
NRG Energy Inc 5.25% 6/15/2029 (m)		5,650,000	5,596,408
NRG Energy Inc 5.75% 1/15/2034 (m)		4,595,000	4,475,085
NRG Energy Inc 5.75% 7/15/2029 (m)		3,530,000	3,527,970
NRG Energy Inc 5.875% 5/15/2034 (m)		1,625,000	1,595,263
NRG Energy Inc 6% 1/15/2036 (m)		4,595,000	4,495,633
NRG Energy Inc 6% 2/1/2033 (d)(m)		3,170,000	3,160,470
NRG Energy Inc 6.125% 5/15/2036 (d)(m)		1,735,000	1,712,628
NRG Energy Inc 6.25% 11/1/2034 (m)		3,438,000	3,428,941
Pacific Gas and Electric Co 5.2% 5/1/2036		600,000	570,916
Pacific Gas and Electric Co 6% 5/1/2056		1,240,000	1,141,507
PacifiCorp 7.375% 9/15/2055 (g)		4,121,000	4,098,695
PG&E Corp 5% 7/1/2028		1,790,000	1,773,105
PG&E Corp 5.25% 7/1/2030		13,334,000	13,113,160
PG&E Corp 6.85% 9/15/2056 (g)		5,367,000	5,311,005
PG&E Corp 7.375% 3/15/2055 (g)		5,237,000	5,317,749
Sierra Pacific Power Co 6.375% 9/15/2056 (g)		5,898,000	5,865,088
Vistra Operations Co LLC 6.875% 4/15/2032 (d)(m)		3,230,000	3,336,231
Vistra Operations Co LLC 7.75% 10/15/2031 (m)		2,240,000	2,335,236
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(m)		1,894,000	1,953,258
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (d)(m)		6,805,000	7,126,407
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(m)		3,020,000	3,209,738
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)(m)		4,725,000	5,048,119
			112,537,931
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The 6.95% 7/15/2055 (g)		3,229,000	3,171,046
Alpha Generation LLC 6.25% 1/15/2034 (m)		3,055,000	2,985,334
Alpha Generation LLC 6.75% 10/15/2032 (m)		1,325,000	1,336,551
Sunnova Energy Corp 5.875% (b)(i)(m)		6,514,000	16,284
Talen Energy Supply LLC 6.25% 2/1/2034 (m)		4,605,000	4,516,635
Talen Energy Supply LLC 6.5% 2/1/2036 (d)(m)		4,605,000	4,547,555
			16,573,405
TOTAL UTILITIES			129,111,336
TOTAL UNITED STATES			1,907,668,352
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 6.375% 2/15/2036 (m)		2,910,000	2,804,658
First Quantum Minerals Ltd 7.25% 2/15/2034 (m)		1,655,000	1,682,411
First Quantum Minerals Ltd 8% 3/1/2033 (m)		2,455,000	2,545,663
First Quantum Minerals Ltd 8.625% 6/1/2031 (m)		285,000	295,688

TOTAL ZAMBIA			7,328,420
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,303,676,957)			2,275,706,292

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 10.25% (l) (Cost $2,961,586)	31,512	2,819,694

Preferred Securities - 2.9%
	Principal Amount (a)	Value ($)
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 7.2% (g)(m)(o)	4,490,000	4,550,985
BNP Paribas SA 7.45% (g)(m)(o)	2,950,000	3,010,898

TOTAL FRANCE		7,561,883
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(g)(i)(m)(o)	100,000	4,999
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
HSBC Holdings PLC 6.75% (g)(o)	2,505,000	2,577,921
HSBC Holdings PLC 7% (g)(o)	1,515,000	1,573,366

TOTAL UNITED KINGDOM		4,151,287
UNITED STATES - 2.5%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Energy Transfer LP 6.625% (g)(o)	2,948,000	3,046,920
Energy Transfer LP Series G, 7.125% (g)(o)	1,470,000	1,530,941
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (d)(g)(h)(o)	10,168,000	10,339,766
Sunoco LP 7.875% (g)(m)(o)	5,410,000	5,702,688
TOTAL ENERGY		20,620,315
Financials - 1.3%
Banks - 1.0%
Bank of America Corp 6.25% (g)(o)	2,945,000	2,950,852
BW Real Estate Inc 9.5% (d)(g)(m)(o)	4,583,000	4,645,177
Citigroup Inc 6.5% (g)(o)	305,000	308,661
Citigroup Inc 6.625% (g)(o)	4,560,000	4,644,730
JPMorgan Chase & Co 6.1% (g)(o)	7,495,000	7,502,491
Truist Financial Corp 6.25% (g)(o)	3,585,000	3,598,254
Wells Fargo & Co 6.125% (d)(g)(o)	4,580,000	4,612,700
		28,262,865
Consumer Finance - 0.3%
Ally Financial Inc 4.7% (d)(g)(o)	5,545,000	5,412,913
Ally Financial Inc 7.1% (g)(o)	4,015,000	4,109,297
		9,522,210
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(g)(o)	1,504,390	1,500,608
TOTAL FINANCIALS		39,285,683
Industrials - 0.5%
Trading Companies & Distributors - 0.5%
Sumisho Air Lease Corp 4.125% (g)(o)	10,964,000	10,856,282
Sumisho Air Lease Corp 8.256% (g)(o)	3,623,000	3,670,136
TOTAL INDUSTRIALS		14,526,418
TOTAL UNITED STATES		74,432,416
TOTAL PREFERRED SECURITIES (Cost $81,727,462)		86,150,585

U.S. Treasury Obligations - 3.7%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.10	15,508,000	14,286,745
US Treasury Notes 4% 2/15/2034	3.92 to 4.74	101,623,000	97,748,623
TOTAL U.S. TREASURY OBLIGATIONS (Cost $114,800,840)			112,035,368

Money Market Funds - 10.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	3.69	57,201,461	57,212,902
Fidelity Securities Lending Cash Central Fund (r)(s)	3.72	265,154,186	265,180,701
TOTAL MONEY MARKET FUNDS (Cost $322,392,311)			322,393,603

TOTAL INVESTMENT IN SECURITIES - 108.0% (Cost $3,298,585,727)	3,256,882,893
NET OTHER ASSETS (LIABILITIES) - (8.0)%	(242,463,407)
NET ASSETS - 100.0%	3,014,419,486

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $89,261 or 0.0% of net assets.

(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Non-income producing - Security is in default.
(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $296,315 and $282,833, respectively.

(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,911,105,813 or 63.4% of net assets.

(n)	Zero coupon bond which is issued at a discount.
(o)	Security is perpetual in nature with no stated maturity date.
(p)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,070,150 or 0.2% of net assets.

(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $116,614,895.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
New Cotai LLC / New Cotai Capital Corp	9/11/2020	623,261

Northeast Grocery Inc	11/8/2021	5,075

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	175,245,798	212,775,398	330,805,852	1,031,701	(3,734)	1,292	57,212,902	57,201,461
Fidelity Securities Lending Cash Central Fund	325,009,301	202,312,380	262,140,980	508,056	-	-	265,180,701	265,154,186
	500,255,099	415,087,778	592,946,832	1,539,757	(3,734)	1,292	322,393,603

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Sales proceeds amount represents shares tendered under Fidelity Private Credit Company LLC's share repurchase program.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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